Goodwill and other intangible assets - Summary of Carrying Amount of Other Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	$ 4,752
Amortization charge for the year	1,287	$ 1,273
Impairment losses	29	42
Balance at end of period	4,471	4,752
Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,792
Balance at end of period	1,907	1,792
Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	401
Balance at end of period	322	401
Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	793
Balance at end of period	589	793
Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	525
Balance at end of period	417	525
In process software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,241
Balance at end of period	1,236	1,241
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	14,320	13,205
Additions	1,192	1,401
Acquisitions through business combinations		16
Dispositions	(199)	(166)
Impairment losses	(166)	(130)
Currency translations	(368)	67
Other changes	9	(73)
Balance at end of period	14,788	14,320
Gross carrying amount [member] | Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	7,676	6,941
Additions	48	54
Transfers	1,022	936
Dispositions	(66)	(149)
Impairment losses	(157)	(116)
Currency translations	(126)	20
Other changes	(7)	(10)
Balance at end of period	8,390	7,676
Gross carrying amount [member] | Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,901	1,684
Additions	15	47
Acquisitions through business combinations		6
Transfers	69	193
Dispositions	(87)	(13)
Impairment losses		(4)
Currency translations	(60)	7
Other changes	8	(19)
Balance at end of period	1,846	1,901
Gross carrying amount [member] | Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,586	1,567
Currency translations	(112)	19
Balance at end of period	1,474	1,586
Gross carrying amount [member] | Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,916	1,773
Additions		143
Acquisitions through business combinations		10
Dispositions	(38)
Currency translations	(41)	13
Other changes	5	(23)
Balance at end of period	1,842	1,916
Gross carrying amount [member] | In process software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,241	1,240
Additions	1,129	1,157
Transfers	(1,091)	(1,129)
Dispositions	(8)	(4)
Impairment losses	(9)	(10)
Currency translations	(29)	8
Other changes	3	(21)
Balance at end of period	1,236	1,241
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(9,568)	(8,531)
Amortization charge for the year	(1,287)	(1,273)
Dispositions	189	159
Impairment losses	137	88
Currency translations	216	(35)
Other changes	(4)	24
Balance at end of period	(10,317)	(9,568)
Accumulated amortization [member] | Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(5,884)	(5,256)
Amortization charge for the year	(898)	(855)
Dispositions	65	147
Impairment losses	137	88
Currency translations	88	(14)
Other changes	9	6
Balance at end of period	(6,483)	(5,884)
Accumulated amortization [member] | Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(1,500)	(1,357)
Amortization charge for the year	(138)	(144)
Dispositions	86	12
Currency translations	41	(6)
Other changes	(13)	(5)
Balance at end of period	(1,524)	(1,500)
Accumulated amortization [member] | Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(793)	(627)
Amortization charge for the year	(150)	(160)
Currency translations	58	(6)
Balance at end of period	(885)	(793)
Accumulated amortization [member] | Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(1,391)	(1,291)
Amortization charge for the year	(101)	(114)
Dispositions	38
Currency translations	29	(9)
Other changes		23
Balance at end of period	$ (1,425)	$ (1,391)